Property, plant and equipment - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Expense relating to short-term leases and low value assets	€ 16	€ 19	€ 26
Cash outflow for leases, excluding short-term leases	€ 348	€ 315	€ 389
Office and industrial premises
Disclosure of detailed information about property, plant and equipment [line items]
Leased assets, percentage	90.00%
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Leased assets, percentage	10.00%